Hartford Moderately Aggressive Allocation Fund Investment Objectives and Goals - Hartford Moderately Aggressive Allocation Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Hartford Moderately Aggressive Allocation Fund Summary Section(formerly, The Hartford Growth Allocation Fund)
Objective [Heading]	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.